Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Supplement [Text Block]	gmost1_SupplementTextBlock

GMO SERIES TRUST

Supplement dated September 11, 2012 to

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

GMO Global Asset Allocation Series Fund

The reference to the benchmark of GMO Global Asset Allocation Series Fund that appears in the Average Annual Total Returns table on page 69 of the Prospectus is amended to "GMO Global Asset Allocation Index."

GMO Global Asset Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost1_SupplementTextBlock

GMO SERIES TRUST

Supplement dated September 11, 2012 to

GMO Series Trust Prospectus and Statement of Additional Information,

each dated August 31, 2012

GMO Global Asset Allocation Series Fund

The reference to the benchmark of GMO Global Asset Allocation Series Fund that appears in the Average Annual Total Returns table on page 69 of the Prospectus is amended to "GMO Global Asset Allocation Index."